Net Operating Loss Carryforwards available to Offset Future Taxable Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Amount	$ 48,935
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	$ 15,521
Expiring year	indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 33,414
Taiwan | Earliest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2024
Taiwan | Latest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2033